Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,206.1	€ 1,343.8
Listing and share transaction costs	(27.6)	(27.4)
Total net share capital and capital reserve	1,178.5	1,316.4
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,206.1	€ 1,343.8
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	146,646,115	156,090,858